Current and deferred income taxes - Non-capital losses available to reduce taxable income of future years (Details) (USD $)	Dec. 31, 2012
2030
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 67,296
2031
Tax Credit Carryforward [Line Items]
Tax credit carryforward	1,098,669
2032
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 1,233,369